ACCRUED COMPENSATION PAYABLE TO OFFICERS AND DIRECTORS (Tables)	6 Months Ended
Jun. 30, 2026
Accrued Compensation Payable To Officers And Directors
Schedule of accrued compensation

	As of December 31,
	June 30, 2026	December 31, 2025

Accrued salaries for former directors	$166,636	$167,475